Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares		Dec. 31, 2025	Dec. 31, 2024
Class A Ordinary Shares
Schedule of Condensed Balance Sheets [Line Items]
Ordinary share, par value (in Dollars per share)	[1]	$ 0.03	$ 0.03
Ordinary share, shares authorized (in Shares)	[1]	11,112,474	11,112,474
Ordinary share, shares issued (in Shares)	[1]	4,989,746	4,989,746
Ordinary share, shares outstanding (in Shares)	[1]	4,726,424	4,726,424
Class B Ordinary Shares
Schedule of Condensed Balance Sheets [Line Items]
Ordinary share, par value (in Dollars per share)	[1]	$ 0.03	$ 0.03
Ordinary share, shares authorized (in Shares)	[1]	1,554,192	1,554,192
Ordinary share, shares issued (in Shares)	[1]	1,554,192	1,554,192
Ordinary share, shares outstanding (in Shares)	[1]	1,554,192	1,554,192

[1]	As of December 31, 2025 and 2024, 263,322 shares reserved for future issuance upon the vesting of RSAs granted under the 2020 Plan were considered issued but not outstanding. See Note 12.